Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Summary of investments

	% in share capital		Equity accounted investees		Income from equity interests in investees
Investees	12/31/2022	12/31/2021	12/31/2022	12/31/2021	2022	2021	2020
Granito Soluções em Pagamento S.A.	45.00%	45.00%	62,582	81,294	(17,384)	(8,764)	—
Total			62,582	81,294	(17,384)	(8,764)	—

Other investments			9,508	1,151	—	—	—
Total investments			72,090	82,445	(17,384)	(8,764)	—
(i)    All the above associates are accounted for in these consolidated financial statements using the equity method.